THE SARATOGA ADVANTAGE TRUST

April 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

Registration Statement File No. 033-79708

CIK No. 0000924628

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the below-referenced Portfolios and share classes of the Trust, the form of Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on March 29, 2019.

Portfolio	Share Class
James Alpha MLP Portfolio	A, I, C and S
James Alpha Total Hedge Portfolio	A, I, C and S
James Alpha EHS Portfolio	A, I, C and S
James Alpha Event Driven Portfolio	A, I, C and S
James Alpha Family Office Portfolio	A,I, C and S
James Alpha Relative Value Portfolio	A, I, C and S
James Alpha Structured Credit Value Portfolio	A, I, C and S

Very truly yours,

/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia
President, Chief Executive Officer and Chairman of the Board